Right of use assets, net and lease liability - As Lessee (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2008 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			$ 178,247	$ 210,788
Beginning Balance			256,067	248
Additions			66,525	11
Decreases			(35,849)	(2,530)
Depreciation			(41,275)	(41,348)
Ending Balance			286,743	256,067
Ending Balance		$ 9,632	197,131	178,247
Operating lease commitments by lessee			172,132	194,763
Cash outflow for leases			54,589	57,325
Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			(77,820)
Decreases			29,483
Depreciation			(41,275)
Ending Balance			(89,612)	(77,820)
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			232,790	224,074
Additions			41,771	9,771
Decreases			(29,653)	(1,055)
Ending Balance			244,908	232,790
Buildings | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			(62,266)
Decreases			27,555
Depreciation			(32,339)
Ending Balance			(67,050)	(62,266)
Other
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			23,277	23,983
Additions			24,754	769
Decreases			(6,196)	(1,475)
Ending Balance			41,835	23,277
Other | Depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance			(15,554)
Decreases			1,928
Depreciation			(8,936)
Ending Balance			(22,562)	(15,554)
2022
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease commitments by lessee			41,107	26,553
Greater than 1 year and less than 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease commitments by lessee			83,359	55,134
Greater than 3 years
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease commitments by lessee			$ 47,666	$ 113,076
Mexico City International Airport
Disclosure of quantitative information about right-of-use assets [line items]
Term of contract	20 years
Minimum guaranteed income	$ 32,406
Royalty of hotel revenue (as a percent)	18.00%